FINANCIAL ASSETS AND LIABILITIES - Classification of financial instruments (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 57,471,505	$ 13,077,670
Loans on research and development tax credits and subsidies receivable
Disclosure of detailed information about financial instruments [line items]
Borrowings	9,771,494	10,564,590
Amortized cost | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	65,419,051	33,343,630
Amortized cost | Borrowings | Long-term debt and other debts
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	47,700,011	2,513,080
FVTPL | Share warrant obligations
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	18,417,632	106,225,934
Amortized cost | Cash
Disclosure of detailed information about financial instruments [line items]
Financial assets	66,613,415	241,702,030
Amortized cost | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	25,230,380	25,373,946
Amortized cost | Incentives from "support program for the deployment of electric school buses" and from "zero-emission truck and bus program" receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	10,852,119	3,904,401
Amortized cost | Other government assistance receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 6,638,021	$ 903,356